SCHEDULE OF DEPOSITS PAID (Details) (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Deposits paid related parties		$ 1,628,511	$ 1,596,075
Deposits paid allowance for doubtful accounts related parties		870,066
Deposits paid	$ 2,258,234	2,365,652	2,306,160
Deposits paid allowance for doubtful accounts	1,652,625	1,244,350
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposits paid	1,557,900	1,628,511
Deposits paid allowance for doubtful accounts	$ 1,034,604	$ 870,066